Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		12 Months Ended
	May 05, 2020	Dec. 31, 2020	Feb. 26, 2021	Feb. 17, 2021	Oct. 28, 2020
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)				$ 10
Collective Growth Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs amounted		$ 8,737,297
Underwriting fees		3,000,000
Deferred underwriting fees		5,250,000
Other offering costs		$ 487,297
Percentage of balance in trust account		80.00%
Percentage of voting interest		50.00%
Redemption price per share (in Dollars per share)		$ 10.00
Net tangible assets		$ 5,000,001
Percentage of redeeming public share		15.00%
Percentage of obligation to outstanding redeem public share		100.00%
Dissolution expenses		$ 100,000
Public share, description		(i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Cash		$ 284,330
Securities held in trust account		150,100,083
Working capital		169,879
Interest income		$ 100,000
Finance transaction costs					$ 395,000
Collective Growth Corp [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 150,000,000
Sale of stock (in Shares)	15,000,000
Share price (in Dollars per share)		$ 10.00
Sale of stock, description	the Initial Public Offering on May 5, 2020, an amount of $150,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Securities was placed in a trust account (the “Trust Account”). The proceeds held in the Trust Account are invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.
Collective Growth Corp [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock (in Shares)		262,500
Share price (in Dollars per share)		$ 10.00
Sale of warrants (in Shares)		1,875,000
Price per share (in Dollars per share)		$ 1.00
Collective Growth Corp [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds		$ 4,500,000
Collective Growth Corp [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Finance transaction costs			$ 395,000